Shareholder Report, Average Annual Return (Details) 190082_Innovator Deepwater Frontier Tech ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	87 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator Deepwater Frontier Tech ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Deepwater Frontier Tech ETF NAV
Average Annual Return, Percent	63.99%	16.88%	17.64%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.81%
Dow Jones Global Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Global Index TR
Average Annual Return, Percent	22.43%	14.46%	11.21%
Deepwater Frontier Tech Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Deepwater Frontier Tech Index Total Return
Average Annual Return, Percent	65.25%	17.70%	18.44%